Commitments and Contingencies (Details Narrative)			1 Months Ended		3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 01, 2023 USD ($) ft²	Jan. 01, 2022 USD ($) ft²	Apr. 30, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2023 shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 03, 2021 ft²
Loss Contingencies [Line Items]
Finance lease					$ 0							$ 0		$ 0
Area of Land | ft²		5,778														5,778
Lessee, operating lease, term of contract		39 months
Monthly lease payment		$ 21,773												251,403	$ 246,538
Payments for rent															14,743
Lease right of use asset															735,197
Common stock received, value					$ 17,333	$ 104,000	$ 147,334	$ 38,269	$ 334,178	$ 116,250				$ 1,215,365	$ 1,309,524
Number of shares granted | shares														101,930	28,623
Shares remain unvested | shares					26,000							26,000		65,000
Stock issuance cost													$ 25,308	$ 25,308
Total monthly lease payment		$ 21,773
Shares Issued, Value, Share-Based Payment Arrangement, Forfeited														$ 23,920
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares															28,623
Employment Agreements [Member]
Loss Contingencies [Line Items]
Stock based compensation												$ 268,667
Share-Based Payment Arrangement, Tranche Two [Member]
Loss Contingencies [Line Items]
Shares remain unvested | shares					13,000							13,000		32,500
Chief Technology Officer [Member]
Loss Contingencies [Line Items]
Shares remain unvested | shares														26,000
Chief Technology Officer [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Loss Contingencies [Line Items]
Shares remain unvested | shares														13,000
Common Stock [Member]
Loss Contingencies [Line Items]
Common stock received, value						$ 9			$ 0	$ 0		$ 9		$ 26	$ 2
Closing trading price, maximum | $ / shares															$ 60
Stock issuance cost														$ 717,600
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares						88,336			74,045	2,604		88,336		268,986	18,373
Number of shares issued for services | shares					53,400		377	10,000						40,000	1,707
Common Stock [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares														$ 7.65
Common Stock [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares														$ 8.83
Common Stock [Member] | Non Independent Director [Member]
Loss Contingencies [Line Items]
Common stock received, shares | shares				4,167
Common stock received, value				$ 40,000
Closing trading price, maximum | $ / shares				$ 9.60
Shares vesting expense														$ 52,000
Stock Repurchased During Period, Shares | shares				4,167
Stock Repurchased During Period, Value				$ 40,000
Common Stock [Member] | Non Independent Director [Member] | Employment Agreement [Member]
Loss Contingencies [Line Items]
Shares vesting expense														$ 26,000
Common Stock [Member] | Chief Technology Officer [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares			$ 6.40
Number of shares granted | shares			130,000
Number of shares granted, value			$ 832,000
Shares remain unvested | shares														104,000
Stock vested, value														$ 665,600
Shares vesting expense														52,000
Stock issuance cost														$ 717,600
Stock Repurchased During Period, Shares | shares			130,000											104,000
Stock Repurchased During Period, Value														$ 665,600
Shares Issued, Value, Share-Based Payment Arrangement, Forfeited			$ 832,000
Common Stock [Member] | Board of Directors [Member]
Loss Contingencies [Line Items]
Common stock received, value														$ 455,000
Number of shares granted | shares														88,336
Shares vesting expense													207,083	$ 238,334
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares														88,336
Number of shares issued for services | shares											207,083			238,334
Common Stock [Member] | Board of Directors [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares														$ 4.95
Common Stock [Member] | Board of Directors [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares														$ 5.53
Common Stock [Member] | Board Of Directors Member [Member]
Loss Contingencies [Line Items]
Number of shares granted, value														$ 455,000
Related Party [Member]
Loss Contingencies [Line Items]
Area of Land | ft²	1,200
Monthly lease payment	$ 6,955											$ 63,012
Lease right of use asset
Lease rate	3.00%
Lease right of use asset	$ 316,557				$ 230,606							$ 230,606		286,397
Stock based compensation														$ 1,215,365	$ 694,524
Related Party [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares															$ 71.28
Number of shares issued for services | shares														268,986	18,373
Related Party [Member] | Common Stock [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares														$ 4.38
Related Party [Member] | Common Stock [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares														$ 8.78
Avishai Vaknin [Member]
Loss Contingencies [Line Items]
Area of Land | ft²	1,200
Lessee, operating lease, term of contract	48 months
Monthly lease payment														$ 34,775
Lease right of use asset														316,557
Lease rate	3.00%
Lease right of use asset	$ 316,557													$ 286,397
Total monthly lease payment	$ 6,955